Events after the reporting year (Details)		12 Months Ended
	Sep. 03, 2025 employee	Jun. 30, 2026 EUR (€)	Oct. 30, 2025 item	Oct. 23, 2025 EUR (€)	Jun. 30, 2025 EUR (€) item	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period
Provisions					€ 13,290,000	€ 2,789,000	€ 2,646,000
Restructuring provision
Disclosure of non-adjusting events after reporting period
Provisions					€ 0
Announcing or commencing implementation of major restructuring | Maximum
Disclosure of non-adjusting events after reporting period
Number of employees | employee	700
Announcing or commencing implementation of major restructuring | Maximum | Forecast
Disclosure of non-adjusting events after reporting period
Restructuring expenses		€ 30,000,000
Announcing or commencing implementation of major restructuring | Minimum | Forecast
Disclosure of non-adjusting events after reporting period
Restructuring expenses		€ 22,000,000
Supplier cash guarantee agreement
Disclosure of non-adjusting events after reporting period
Required deposit under supplier cash guarantee agreement				€ 10,000,000
Off Price
Disclosure of non-adjusting events after reporting period
Number of business brands within the segment | item					2
Off Price | Strategic evaluation of a potential divestiture
Disclosure of non-adjusting events after reporting period
Number of business brands under the segment evaluated for potential divestiture by the entity | item			1